INCOME TAX AND SOCIAL CONTRIBUTION (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Profit/(Loss) before income tax and social contribution		R$ 4,126,437	R$ 18,595,778	R$ 4,918,126
Applicable tax rate		34.00%	34.00%	34.00%
Income tax and social contribution at combined statutory rate		R$ (1,402,989)	R$ (6,322,565)	R$ (1,672,163)
Income tax and social contribution		R$ (1,958,739)	R$ (5,000,157)	R$ (625,508)
Tax rate effect of tax losses		47.00%	27.00%	13.00%
Equity In Results Of Affiliated Companies [Member]
IfrsStatementLineItems [Line Items]
Adjustment to reflect the effective rate		R$ 155,125	R$ 71,833	R$ 28,391
Profit With Differentiated Rates Or Untaxed [Member]
IfrsStatementLineItems [Line Items]
Adjustment to reflect the effective rate		(338,278)	(437,567)	(519,840)
Transfer Pricing Adjustment [Member]
IfrsStatementLineItems [Line Items]
Adjustment to reflect the effective rate		(195,112)	(55,821)	(15,645)
Tax Loss Carryforwards Without Recognizing Deferred Taxes [Member]
IfrsStatementLineItems [Line Items]
Adjustment to reflect the effective rate				(27,758)
Limit Of Indebtedness [Member]
IfrsStatementLineItems [Line Items]
Adjustment to reflect the effective rate				(25,087)
Unrecorded Deferred Taxes On Temporary Differences [Member]
IfrsStatementLineItems [Line Items]
Adjustment to reflect the effective rate				5,142
Income Tax And Social Contribution On Foreign Profit [Member]
IfrsStatementLineItems [Line Items]
Adjustment to reflect the effective rate				(13,011)
Tax Incentives [Member]
IfrsStatementLineItems [Line Items]
Adjustment to reflect the effective rate		50,333	273,040	64,818
Interest On Equity [Member]
IfrsStatementLineItems [Line Items]
Adjustment to reflect the effective rate		290,968	185,325	17,177
Recognition Of Tax Credits [Member]
IfrsStatementLineItems [Line Items]
Adjustment to reflect the effective rate		(562,014)	1,027,252	1,540,087
Other Permanent Deductions Additions [Member]
IfrsStatementLineItems [Line Items]
Adjustment to reflect the effective rate	[1]	R$ 43,228	R$ 258,346	R$ (7,619)

[1]	In 2021 the Company recognized a credit for the unconstitutionality of the levy of IRPJ and CSLL on amounts referring to the SELIC rate received due to the repetition of undue tax payment.